Annual Total Returns[BarChart] - PIMCO Active Bond Exchange-Traded Fund - PIMCO Active Bond Exchange-Traded Fund	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.18%)	6.87%	0.73%	3.11%	4.76%	0.16%	8.69%	7.64%